OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Amortization Of Finance Lease Assets And Obligations
We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Office Leases	Total
Balance as of January 1, 2024	8,541	997	9,538
Additions	—	—	—
Amortization	(908)	(263)	(1,171)
Balance as of June 30, 2024	7,633	734	8,367
We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Office Leases	Total
Balance as of January 1, 2024	11,345	908	12,253
Additions	—	—	—
Repayments	(1,073)	(272)	(1,345)
Foreign exchange translation	—	4	4
Balance as of June 30, 2024	10,272	640	10,912
Current portion	2,209	488	2,697
Non-current portion	8,063	152	8,215

Summary of Future Minimum Rental Payments Under Non-Cancelable Operating Leases
The future minimum rental payments under our non-cancelable operating leases as of June 30, 2024 are as follows:

(in thousands of $)
2024 (remaining six months)	1,681
2025	3,306
2026	2,809
2027	2,809
2028	1,960
Total minimum lease payments	12,565
Less: Imputed interest	(1,652)
Present value of operating lease liabilities	10,912

Schedule of Future Minimum Operating Lease Revenue Receipts Under Non-Cancelable Operating Leases
The future minimum operating lease revenue receipts under our non-cancelable operating leases as of June 30, 2024 are as follows:

(in thousands of $)
2024 (remaining six months)	26,738
2025	37,871
2026	2,353
Thereafter	—
Total minimum lease receipts	66,962